Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed financial information of LaPorte Bancorp, Inc. at December 31, 2013 and 2012 and for the years ended December 31, 2013 and 2012 is as follows:

CONDENSED BALANCE SHEETS
	December 31,
	2013	2012
	(Dollars in thousands)
ASSETS
Cash and cash equivalents	$2,656	$2,656
Interest-earning time deposits in other financial institutions	2,232	2,976
Securities available-for-sale	4,720	4,823
ESOP loan receivable	3,270	3,402
Investment in banking subsidiary	70,882	74,291
Investment in captive subsidiary	250	—
Investment in statutory trust	155	155
Accrued interest receivable and other assets	1,276	1,049
Total assets	$85,441	$89,352
LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$5,155	$5,155
Accrued interest payable and other liabilities	37	142
Shareholders’ equity	80,249	84,055
Total liabilities and shareholders’ equity	$85,441	$89,352

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
	Year Ended December 31,
	2013	2012
	(Dollars in thousands)
Dividends from banking subsidiary	$4,000	$—
Interest income	199	75
Interest expense	(281)	(282)
Other expense	(246)	(223)
Income (loss) before income tax and undistributed subsidiary income	3,672	(430)
Income tax benefit	(112)	(146)
Equity in undistributed income or net income of banking subsidiary	229	4,569
Net income	4,013	4,285
Other comprehensive income (loss)	(4,202)	333
Net income and comprehensive income (loss)	$(189)	$4,618

CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31,
	2013	2012
	(Dollars in thousands)
Cash flows from operating activities:
Net income	$4,013	$4,285
Adjustments to reconcile net income to net cash from operating activities:
Amortization of net premiums on securities available-for-sale	—	4
Equity in undistributed income or net income of banking subsidiary	(229)	(4,569)
Change in other assets	(427)	339
Change in other liabilities	—	(14)
Net cash from operating activities	3,357	45
Cash flows from investing activities:
Net change in ESOP loan receivable	132	(1,987)
Net change in interest-earning time deposits at other financial institutions	744	(2,976)
Purchases of securities available-for-sale	(144)	(4,849)
Net cash from investing activities	732	(9,812)
Cash flows from financing activities:
Capital contribution to the bank	—	(12,905)
Net proceeds from stock offering	—	26,344
Purchase of shares by ESOP pursuant to reorganization	—	(2,241)
Stock option exercises	84	—
Repurchase of common stock	(3,186)	—
Dividends paid on common stock	(987)	(807)
Net cash from financing activities	(4,089)	10,391
Net change in cash and cash equivalents	—	624
Beginning cash and cash equivalents	2,656	2,032
Ending cash and cash equivalents	$2,656	$2,656